Schedule of Other Receivables and Prepayments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Utility deposit	$ 375,000	$ 375,000
Deposit for the purchase of miners	160,000	397,000	2,374,700
Other sundry deposits	23,707	2,345	10,276
Total	$ 558,707	$ 774,345	$ 2,384,976